UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan D. Kreider
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2021

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West U.S. Government Securities Fund
(Institutional Class and Investor Class)
Semi-Annual Report
June 30, 2021
On June 5, 2018 the Securities and Exchange Commission (“SEC”) adopted new rule 30e-3 under the Investment Company Act of 1940. Subject to conditions, new rule 30e-3 will provide certain registered investment companies with an optional method to satisfy their obligations to transmit shareholder reports by making such reports and other materials accessible at a website address specified in a notice to investors.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.greatwestfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your financial intermediary electronically by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. You can contact (866) 345-5954 or make elections online at www.fundreports.com to let your financial intermediary know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Ratings as of June 30, 2021 (unaudited)
Rating	Percentage of Fund Investments
Aaa	75.52%
Aa2	1.31
A2	3.22
Baa2	1.02
Baa3	1.05
Not Rated	0.85
Short Term Investments	17.03
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 to June 30, 2021).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/21)	(06/30/21)	(01/01/21 – 06/30/21)
Institutional Class
Actual	$1,000.00	$ 983.70	$1.23
Hypothetical (5% return before expenses)	$1,000.00	$1,023.60	$1.25
Investor Class
Actual	$1,000.00	$ 981.90	$2.95
Hypothetical (5% return before expenses)	$1,000.00	$1,021.80	$3.01
* Expenses are equal to the Fund's annualized expense ratio of 0.25% for the Institutional Class shares and 0.60% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 8.39%
	American Credit Acceptance Receivables Trust(a)
	Series 2020-4 Class C
$ 1,500,000	1.31%, 12/14/2026	$ 1,513,991
	Series 2021-1 Class D
2,000,000	1.14%, 03/15/2027	1,994,446
1,367,670	ARL Second LLC(a) Series 2014-1A Class A1 2.92%, 06/15/2044	1,368,221
1,975,000	Carlyle Global Market Strategies Ltd(a)(b) Series 2013-2A Class CR 1.84%, 01/18/2029 3-mo. LIBOR + 1.65%	1,955,742
2,000,000	Carlyle US Ltd(a)(b) Series 2021-1A Class A2 1.64%, 04/15/2034 3-mo. LIBOR + 1.45%	1,998,464
1,000,000	CarMax Auto Owner Trust Series 2020-4 Class D 1.75%, 04/15/2027	1,011,489
1,750,000	CIFC Funding Ltd(a)(b) Series 2013-2A Class A3LR 2.14%, 10/18/2030 3-mo. LIBOR + 1.95%	1,749,991
	DT Auto Owner Trust (a)
	Series 2020-3A Class D
1,625,000	1.84%, 06/15/2026	1,645,401
	Series 2021-1A Class D
2,000,000	1.16%, 11/16/2026	1,992,560
1,170,000	Exeter Automobile Receivables Trust Series 2021-1A Class D 1.08%, 11/16/2026	1,163,352
2,000,000	KKR Ltd(a)(b) Series 31A Class B 1.70%, 04/20/2034 3-mo. LIBOR + 1.50%	1,999,952
2,000,000	Madison Park Funding XLVIII Ltd(a)(b) Series 2021-48A Class C 2.14%, 04/19/2033 3-mo. LIBOR + 2.00%	1,994,982
2,000,000	Magnetite XXII Ltd(a)(b) Series 2019-22A Class CR 2.10%, 04/15/2031 3-mo. LIBOR + 1.95%	2,000,782
2,000,000	Marathon Ltd(a)(b) Series 2021-16A Class A2 1.90%, 04/15/2034 3-mo. LIBOR + 1.70%	1,989,580
900,000	Santander Drive Auto Receivables Trust Series 2021-2 Class D 1.35%, 07/15/2027	900,889
	Venture Ltd(a)(b)
	Series 2017-28AA Class C1
2,174,000	2.59%, 10/20/2029 3-mo. LIBOR + 2.40%	2,174,035
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2018-32A Class C
$ 1,975,000	2.14%, 07/18/2031 3-mo. LIBOR + 1.95%	$ 1,951,118
	Westlake Automobile Receivables Trust(a)
	Series 2020-3A Class C
2,050,000	1.24%, 11/17/2025	2,069,008
	Series 2021-2A Class D
750,000	1.23%, 12/15/2026	749,936
		32,223,939
U.S. Government Agency — 0.04%
152,794	Federal Home Loan Mortgage Corp Structured Pass Through Certificates(b) Series T-34 Class A1V 0.33%, 07/25/2031 1-mo. LIBOR + 0.24%	150,194
TOTAL ASSET-BACKED SECURITIES — 8.43% (Cost $32,250,335)		$ 32,374,133
MORTGAGE-BACKED SECURITIES
Non-Agency — 0.84%
1,916,715	BX Commercial Mortgage Trust (a)(b) Series 2020-BXLP Class C 1.19%, 12/15/2036 1-mo. LIBOR + 1.12%	1,916,714
1,589	Citicorp Residential Mortgage Trust(c) Series 2006-2 Class A6 5.20%, 09/25/2036	1,597
1,230,000	Citigroup Commercial Mortgage Trust (a) Series 2019-PRM Class A 3.34%, 05/10/2036	1,305,734
		3,224,045
U.S. Government Agency — 55.10%
	Federal Home Loan Mortgage Corp
1,511	9.50%, 04/01/2025	1,534
370,236	3.00%, 12/01/2026	391,624
289,468	2.50%, 01/01/2029	302,353
437,444	3.00%, 07/01/2029	464,373
499,903	3.50%, 02/01/2032	536,383
13,380	7.50%, 03/01/2032	13,435
61,061	5.50%, 08/01/2033	70,462
40,329	5.50%, 01/01/2034	46,640
450,103	4.00%, 05/01/2034	489,189
96,287	5.50%, 10/01/2034	111,597
1,589,820	2.50%, 06/01/2035	1,660,607
188,095	5.00%, 09/01/2035	215,531
199,505	5.00%, 12/01/2035	228,486
1,404,670	2.00%, 01/01/2036	1,449,999
12,819	5.00%, 01/01/2036	14,691

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 170,236	6.00%, 01/01/2036	$ 202,096
83,730	6.00%, 03/01/2036	99,314
88,075	6.00%, 07/01/2036	104,560
1,044,753	3.00%, 09/01/2036	1,100,093
17,296	5.50%, 05/01/2038	20,135
19,286	6.00%, 05/01/2038	22,789
56,672	5.00%, 06/01/2038	64,906
398,543	4.50%, 02/01/2040	444,828
555,816	5.00%, 03/01/2040	634,342
194,543	4.00%, 02/01/2041	211,980
356,734	3.50%, 06/01/2042	384,578
189,675	3.50%, 11/01/2042	205,065
952,963	4.00%, 05/01/2044	1,043,289
503,066	3.00%, 10/01/2046	529,525
819,034	3.00%, 11/01/2046	867,252
1,584,285	3.00%, 12/01/2046	1,667,504
2,297,843	3.50%, 11/01/2047	2,435,441
2,228,620	2.50%, 11/01/2050	2,307,218
1,855,346	2.00%, 05/01/2051	1,874,579
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series K050 Class A2
2,000,000	3.33%, 08/25/2025(d)	2,183,225
	Series K062 Class AM
2,000,000	3.51%, 12/25/2026	2,232,440
	Series K064 Class A2
1,750,000	3.22%, 03/25/2027	1,937,495
	Series K067 Class A2
4,925,000	3.19%, 07/25/2027	5,464,276
	Series K069 Class A2
2,820,000	3.19%, 09/25/2027(d)	3,133,399
	Series K069 Class AM
2,000,000	3.25%, 09/25/2027(d)	2,226,158
	Series K070 Class A2
2,050,000	3.30%, 11/25/2027(d)	2,293,676
	Series K071 Class A2
1,680,000	3.29%, 11/25/2027	1,877,227
	Series K072 Class A1
1,305,657	3.25%, 11/25/2027	1,405,665
	Series K073 Class A2
1,750,000	3.35%, 01/25/2028	1,965,625
	Series K073 Class AM
2,500,000	3.45%, 01/25/2028	2,809,437
	Series K074 Class A2
1,950,000	3.60%, 01/25/2028	2,221,967
	Series K078 Class A2
2,000,000	3.85%, 06/25/2028	2,316,798
	Series K078 Class AM
1,750,000	3.92%, 06/25/2028	2,035,481
	Series K084 Class A2
1,750,000	3.78%, 11/25/2051(d)	2,016,211
	Series K091 Class A1
2,827,789	3.34%, 10/25/2028	3,126,408
	Series K095 Class A1
1,304,077	2.63%, 11/25/2028	1,391,820
	Series K728 Class AM
5,000,000	3.13%, 08/25/2024(d)	5,344,228
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Series K737 Class A2
$ 1,750,000	2.53%, 10/25/2026	$ 1,874,286
1,856,316	Federal Home Loan Mortgage Corp Real Estate Mortgage Investment Conduit Series 4902 Class BA 3.00%, 01/25/2049	1,962,865
	Federal National Mortgage Association
1,468	8.50%, 08/01/2024	1,572
167,393	3.00%, 06/01/2027	177,115
760,888	3.00%, 08/01/2029	804,904
548,794	2.50%, 06/01/2030	576,339
520,109	3.00%, 10/01/2030	550,274
45,962	7.00%, 02/01/2031	51,589
47,198	7.00%, 09/01/2031	55,717
97,276	6.50%, 12/01/2031	109,823
54,463	7.00%, 12/01/2031	61,521
169,607	6.50%, 01/01/2032	189,895
37,470	7.00%, 01/01/2032	37,990
47,448	6.50%, 02/01/2032	54,035
1,451,572	3.00%, 05/01/2032	1,540,262
235,221	3.00%, 08/01/2032	248,568
127,833	6.00%, 03/01/2033	151,670
85,018	5.50%, 07/01/2033	97,950
184,324	5.00%, 09/01/2033	206,609
42,099	5.50%, 09/01/2033	48,035
158,773	5.50%, 11/01/2033	183,421
74,918	5.50%, 03/01/2034	86,602
1,947,276	3.00%, 06/01/2034	2,071,968
873,741	3.00%, 10/01/2034	921,484
48,493	5.50%, 10/01/2034	56,122
2,916,126	3.00%, 11/01/2034	3,074,356
96,972	5.50%, 12/01/2034	112,342
165,622	5.50%, 02/01/2035	191,761
2,634,719	2.00%, 09/01/2035	2,719,743
97,414	5.00%, 09/01/2035	110,791
213,011	5.00%, 10/01/2035	243,873
77,249	5.50%, 10/01/2035	89,497
79,913	5.50%, 01/01/2036	92,585
102,065	6.00%, 01/01/2036	121,004
31,239	6.00%, 02/01/2036	37,044
33,892	6.00%, 03/01/2036	40,216
135,884	5.50%, 05/01/2036	157,374
5,000,000	2.00%, 07/01/2036	5,161,353
48,176	6.00%, 05/01/2037	57,172
78,299	5.00%, 07/01/2037	89,139
176,114	5.50%, 03/01/2038	204,711
192,656	5.50%, 06/01/2038	223,926
159,291	5.00%, 04/01/2039	182,019
377,907	4.50%, 05/01/2039	421,761
155,130	4.50%, 06/01/2039	172,452
135,049	4.50%, 08/01/2039	150,648
407,820	5.00%, 11/01/2039	467,207
188,681	5.00%, 12/01/2039	216,159
235,492	5.00%, 06/01/2040	269,718
958,796	4.50%, 08/01/2040	1,063,183
99,610	4.50%, 09/01/2040	111,122
366,702	5.00%, 09/01/2040	415,961

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 258,052	4.50%, 11/01/2040	$ 287,904
226,693	5.00%, 01/01/2041	253,351
237,710	4.50%, 02/01/2041	265,202
56,236	4.00%, 03/01/2041	61,428
1,208,493	4.50%, 03/01/2041	1,345,362
310,102	4.00%, 09/01/2041	341,032
381,360	4.50%, 10/01/2041	425,446
858,849	3.50%, 12/01/2041	925,515
1,133,483	4.00%, 12/01/2041	1,243,844
644,707	4.00%, 07/01/2042	708,681
410,879	3.50%, 09/01/2042	427,624
472,299	3.50%, 10/01/2042	510,421
579,298	3.00%, 03/01/2043	615,847
630,934	3.00%, 05/01/2043	670,980
452,031	3.00%, 07/01/2043	465,470
594,070	3.00%, 08/01/2043	631,635
406,545	3.00%, 09/01/2043	432,407
544,591	3.50%, 08/01/2045	583,787
732,045	3.00%, 10/01/2046	771,279
2,382,265	4.00%, 08/01/2047	2,559,581
2,002,525	3.50%, 01/01/2048	2,116,673
994,459	3.50%, 03/01/2048	1,051,522
729,125	3.00%, 12/01/2049	761,579
2,731,654	3.00%, 01/01/2050	2,863,894
2,037,912	2.50%, 08/01/2050	2,109,785
1,913,589	2.50%, 10/01/2050	1,981,215
1,871,307	2.00%, 05/01/2051	1,890,707
1,455,158	3.50%, 08/01/2056	1,581,598
1,553,169	3.00%, 02/01/2057	1,680,790
	Federal National Mortgage Association Alternative Credit Enhancement Security
11,400,000	2.00%, 08/01/2036	11,741,572
5,000,000	2.50%, 08/01/2036	5,208,334
	Series 2016-M5 Class A2
1,850,000	2.47%, 04/25/2026	1,969,803
	Series 2018-M2 Class A2
1,755,000	3.00%, 01/25/2028(d)	1,928,008
	Federal National Mortgage Association Real Estate Mortgage Investment Conduit
	Series 2018-39 Class EA
828,093	3.00%, 06/25/2048	865,238
	Series 2018-43 Class JD
1,104,314	3.00%, 06/25/2048	1,156,266
	Series 2018-51 Class A
1,074,706	3.00%, 07/25/2048	1,122,342
	Government National Mortgage Association
2,107	8.00%, 11/20/2023	2,208
1,689	7.50%, 10/20/2028	1,877
1,518	7.50%, 12/20/2028	1,673
102,320	5.00%, 10/20/2033	115,216
78,295	5.00%, 02/20/2034	88,154
87,207	5.50%, 11/20/2034	102,271
75,717	5.50%, 04/20/2035	86,617
69,752	5.00%, 12/20/2035	78,560
47,539	5.50%, 05/20/2039	55,791
1,006,172	4.00%, 12/15/2040	1,114,287
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 537,950	4.00%, 01/15/2041	$ 596,005
555,272	4.00%, 03/20/2041	608,629
163,519	4.00%, 05/20/2041	179,217
621,140	4.00%, 07/20/2041	680,897
422,179	4.00%, 09/15/2041	463,611
539,987	3.00%, 01/20/2046	572,241
575,164	3.50%, 01/20/2046	612,838
636,720	3.00%, 09/20/2046	671,567
	Series 2018-94 Class AC
1,538,048	3.50%, 07/20/2048	1,641,191
	Uniform Mortgage-Backed Security(e)
24,300,000	2.00%, TBA	24,487,945
29,350,000	2.50%, TBA	30,299,289
	Vendee Mortgage Trust
	Series 1993-3 Class 1
107,041	5.06%, 09/15/2023(d)	110,682
	Series 1996-3 Class 1Z
415,024	6.75%, 09/15/2026	455,898
	Series 2002-1 Class 1A
268,250	6.00%, 10/15/2031	306,259
	Series 2008-1 Class GD
169,074	5.25%, 01/15/2032	171,552
	Series 2011-2 Class V
62,230	3.75%, 02/15/2028	62,209
		211,638,473
TOTAL MORTGAGE-BACKED SECURITIES — 55.94% (Cost $210,946,489)		$214,862,518
U.S. GOVERNMENT AGENCY BONDS AND NOTES
	Federal Home Loan Bank
1,500,000	2.13%, 03/10/2023	1,547,267
500,000	5.75%, 06/12/2026	618,276
TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 0.56% (Cost $2,042,944)		$ 2,165,543
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
1,750,000	1.88%, 03/31/2022	1,773,516
9,250,000	1.75%, 01/31/2023	9,476,553
6,500,000	2.75%, 04/30/2023	6,798,340
16,900,000	2.75%, 07/31/2023	17,772,726
5,300,000	2.75%, 02/15/2024	5,628,559
3,100,000	0.25%, 06/15/2024	3,081,109
7,800,000	1.50%, 09/30/2024	8,047,102
8,000,000	2.75%, 02/28/2025	8,620,938
5,650,000	2.75%, 06/30/2025	6,110,607
3,900,000	2.88%, 07/31/2025	4,240,031
6,500,000	2.25%, 11/15/2025	6,915,391
3,500,000	2.63%, 12/31/2025	3,783,555
2,500,000	1.63%, 09/30/2026	2,590,137

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$ 4,800,000	2.00%, 11/15/2026	$ 5,065,500
5,350,000	1.63%, 08/15/2029	5,471,838
2,500,000	1.50%, 02/15/2030	2,524,707
2,250,000	0.88%, 11/15/2030(f)	2,139,609
2,000,000	3.13%, 02/15/2043	2,389,687
2,700,000	2.88%, 05/15/2043	3,105,211
4,200,000	2.50%, 02/15/2045	4,544,203
4,000,000	2.50%, 02/15/2046	4,333,125
5,000,000	2.75%, 11/15/2047	5,691,797
1,500,000	3.00%, 02/15/2048	1,788,047
3,500,000	3.13%, 05/15/2048	4,268,496
3,500,000	3.00%, 08/15/2048	4,178,945
1,750,000	1.25%, 05/15/2050	1,428,916
TOTAL U.S. TREASURY BONDS AND NOTES — 34.31% (Cost $128,746,777)		$131,768,645
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 14.33%
	U.S. Treasury Bills(g)
4,100,000	0.01%, 07/20/2021	4,099,987
50,950,000	0.04%, 08/12/2021	50,947,801
		55,047,788
Repurchase Agreements — 5.86%
20,300,000	Repurchase agreement (principal amount/value $20,300,000 with a maturity value of $20,300,017 with Daiwa Capital Markets America Inc, 0.03%, dated 6/30/21 to be repurchased at $20,300,017 on 7/1/21 collateralized by U.S. Treasury securities, 0.00% - 2.38%, 7/13/21 - 5/15/29, with a value of $20,706,063.	20,300,000
182,428	Undivided interest of 0.93% in a repurchase agreement (principal amount/value $19,684,857 with a maturity value of $19,684,884) with Bank of America Securities Inc, 0.05%, dated 6/30/21 to be repurchased at $182,428 on 7/1/21 collateralized by various U.S. Government Agency securities, 1.50% - 8.50%, 7/15/21 - 1/15/60, with a value of $20,078,554.(h)	182,428
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 1,000,036	Undivided interest of 1.20% in a repurchase agreement (principal amount/value $83,554,867 with a maturity value of $83,554,983) with RBC Capital Markets Corp, 0.05%, dated 6/30/21 to be repurchased at $1,000,036 on 7/1/21 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 8.00%, 8/1/21 - 4/15/62, with a value of $85,225,967.(h)	$ 1,000,036
1,000,036	Undivided interest of 1.22% in a repurchase agreement (principal amount/value $81,757,663 with a maturity value of $81,757,799) with Citigroup Global Markets Inc, 0.06%, dated 6/30/21 to be repurchased at $1,000,036 on 7/1/21 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 7/1/21 - 1/15/59, with a value of $83,392,816.(h)	1,000,036
		22,482,500
TOTAL SHORT TERM INVESTMENTS — 20.19% (Cost $77,530,288)		$ 77,530,288
TOTAL INVESTMENTS — 119.43% (Cost $451,516,833)		$458,701,127
OTHER ASSETS & LIABILITIES, NET — (19.43)%		$ (74,632,042)
TOTAL NET ASSETS — 100.00%		$384,069,085

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2021.
(c)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at June 30, 2021. Maturity date disclosed represents final maturity date.
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(e)	Single-class security backed by mortgage loans purchased by either Freddie Mac or Fannie Mae.
(f)	All or a portion of the security is on loan at June 30, 2021.
(g)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(h)	Collateral received for securities on loan.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
TBA	To Be Announced
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2021 (Unaudited)
Great-West U.S. Government Securities Fund
ASSETS:
Investments in securities, fair value (including $2,139,609 of securities on loan)(a)	$436,218,627
Repurchase agreements, fair value(b)	22,482,500
Cash	211,546
Interest receivable	1,316,263
Subscriptions receivable	249,475
Receivable for investments sold	6,308,804
Total Assets	466,787,215
LIABILITIES:
Payable for TBA investments purchased	71,709,604
Payable for director fees	2,943
Payable for investments purchased	8,027,279
Payable for other accrued fees	56,326
Payable for shareholder services fees	34,929
Payable to investment adviser	70,359
Payable upon return of securities loaned	2,182,500
Redemptions payable	634,190
Total Liabilities	82,718,130
NET ASSETS	$384,069,085
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$3,666,752
Paid-in capital in excess of par	369,214,115
Undistributed/accumulated earnings	11,188,218
NET ASSETS	$384,069,085
NET ASSETS BY CLASS
Investor Class	$108,791,477
Institutional Class	$275,277,608
CAPITAL STOCK:
Authorized
Investor Class	50,000,000
Institutional Class	65,000,000
Issued and Outstanding
Investor Class	8,598,239
Institutional Class	28,069,277
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$12.65
Institutional Class	$9.81
(a) Cost of investments	$429,034,333
(b) Cost of repurchase agreements	$22,482,500
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2021 (Unaudited)
Great-West U.S. Government Securities Fund
INVESTMENT INCOME:
Interest	$2,487,057
Income from securities lending	5,377
Total Income	2,492,434
EXPENSES:
Management fees	424,240
Shareholder services fees – Investor Class	207,474
Audit and tax fees	18,705
Custodian fees	6,725
Director's fees	7,112
Legal fees	8,020
Pricing fees	4,340
Registration fees	17,857
Shareholder report fees	4,687
Transfer agent fees	5,313
Other fees	2,172
Total Expenses	706,645
Less amount waived by investment adviser	38,152
Net Expenses	668,493
NET INVESTMENT INCOME	1,823,941
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	2,789,004
Net Realized Gain	2,789,004
Net change in unrealized depreciation on investments	(11,073,296)
Net Change in Unrealized Depreciation	(11,073,296)
Net Realized and Unrealized Loss	(8,284,292)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(6,460,351)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2021 and fiscal year ended December 31, 2020
Great-West U.S. Government Securities Fund	2021 (Unaudited)	2020
OPERATIONS:
Net investment income	$1,823,941	$6,278,386
Net realized gain	2,789,004	4,899,802
Net change in unrealized appreciation (depreciation)	(11,073,296)	11,534,830
Net Increase (Decrease) in Net Assets Resulting from Operations	(6,460,351)	22,713,018
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(244,014)	(1,434,995)
Institutional Class	(1,448,580)	(5,464,689)
From Net Investment Income and Net Realized Gains	(1,692,594)	(6,899,684)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	21,236,291	94,220,640
Institutional Class	62,671,244	124,480,057
Shares issued in reinvestment of distributions
Investor Class	244,014	1,434,995
Institutional Class	1,448,580	5,464,689
Shares redeemed
Investor Class	(41,139,836)	(117,915,107)
Institutional Class	(39,433,203)	(112,224,875)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	5,027,090	(4,539,601)
Total Increase (Decrease) in Net Assets	(3,125,855)	11,273,733
NET ASSETS:
Beginning of Period	387,194,940	375,921,207
End of Period	$384,069,085	$387,194,940
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	1,669,362	7,336,743
Institutional Class	6,373,729	12,365,016
Shares issued in reinvestment of distributions
Investor Class	19,337	111,623
Institutional Class	147,893	543,423
Shares redeemed
Investor Class	(3,239,282)	(9,154,851)
Institutional Class	(3,996,549)	(11,190,163)
Net Increase	974,490	11,791
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2021(Unaudited)	$12.91	0.05	(0.28)	(0.23)	-	(0.03)	-	(0.03)	$12.65	(1.81%) (d)
12/31/2020	$12.31	0.18	0.54	0.72	-	(0.11)	(0.01)	(0.12)	$12.91	5.87%
12/31/2019	$11.78	0.27	0.45	0.72	(0.00) (e)	(0.19)	-	(0.19)	$12.31	6.12%
12/31/2018	$11.95	0.28	(0.23)	0.05	(0.00) (e)	(0.22)	-	(0.22)	$11.78	0.47%
12/31/2017	$11.85	0.25	0.01	0.26	-	(0.16)	-	(0.16)	$11.95	2.21%
12/31/2016	$11.95	0.23	(0.08)	0.15	(0.00) (e)	(0.21)	(0.04)	(0.25)	$11.85	1.22%
Institutional Class
06/30/2021(Unaudited)	$10.03	0.05	(0.21)	(0.16)	-	(0.06)	-	(0.06)	$ 9.81	(1.63%) (d)
12/31/2020	$ 9.65	0.18	0.43	0.61	-	(0.22)	(0.01)	(0.23)	$10.03	6.37%
12/31/2019	$ 9.33	0.24	0.35	0.59	(0.00) (e)	(0.27)	-	(0.27)	$ 9.65	6.36%
12/31/2018	$ 9.54	0.26	(0.18)	0.08	(0.00) (e)	(0.29)	-	(0.29)	$ 9.33	0.92%
12/31/2017	$ 9.60	0.23	0.01	0.24	-	(0.30)	-	(0.30)	$ 9.54	2.49%
12/31/2016	$ 9.75	0.22	(0.07)	0.15	(0.00) (e)	(0.26)	(0.04)	(0.30)	$ 9.60	1.52%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(f)(g)
Supplemental Data and Ratios
Investor Class
06/30/2021 (Unaudited)	$108,791	0.64% (h)	0.60% (h)	0.76% (h)	139% (d)
12/31/2020	$131,043	0.63%	0.60%	1.42%	81%
12/31/2019	$145,887	0.64%	0.60%	2.19%	57%
12/31/2018	$122,940	0.64%	0.60%	2.39%	44%
12/31/2017	$141,876	0.62%	0.60%	2.07%	83%
12/31/2016	$205,403	0.60%	0.60%	1.90%	99%
Institutional Class
06/30/2021 (Unaudited)	$275,278	0.26% (h)	0.25% (h)	1.10% (h)	139% (d)
12/31/2020	$256,152	0.26%	0.25%	1.75%	81%
12/31/2019	$230,034	0.26%	0.25%	2.54%	57%
12/31/2018	$183,794	0.26%	0.25%	2.75%	44%
12/31/2017	$228,880	0.26%	0.25%	2.42%	83%
12/31/2016	$185,138	0.25%	0.25%	2.27%	99%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Amount was less than $0.01 per share.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Portfolio turnover includes purchases and sales from mortgage dollar roll transactions which occurred during the period, if any. Excluding these transactions, the portfolio turnover would have been 38%, 38%, 54%, 43%, 50% and 99% for the period ended June 30, 2021 and the years ended December 31 2020, 2019, 2018, 2017 and 2016, respectively.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of fifty-five funds. Interests in the Great-West U.S. Government Securities Fund (the Fund) are included herein. The investment objective of the Fund is to seek the highest level of return consistent with preservation of capital and substantial credit protection. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers two share classes, referred to as Investor Class and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The outbreak of the novel strain of coronavirus, specifically identified as "COVID-19", has resulted in governments worldwide enacting emergency measures to combat the spread of the virus. These measures, which include the implementation of travel bans, self-imposed quarantine periods and social distancing, have caused material disruption to businesses globally resulting in an economic slowdown. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Fund in future periods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Semi-Annual Report - June 30, 2021

Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
U.S. Government Agency Bonds and Notes, U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 30, 2021, 100% of the Fund’s investments are valued using Level 2 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Semi-Annual Report - June 30, 2021

To Be Announced Transactions
The Fund may invest in securities known as To Be Announced (TBA) securities. TBA’s are Federal National Mortgage Association, Federal Home Loan Mortgage Corporation or Government National Mortgage Association issued mortgage backed securities for forward settlement, in which the buyer and seller decide on trade parameters, but the exact pools are unknown until two days before settlement date. The transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. TBA transactions generally settle monthly on a specified date. TBA’s are included in Investments in securities, fair value on the Statement of Assets and Liabilities.
Dollar Rolls
The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and realize gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities. At June 30, 2021, there were no mortgage dollar rolls held.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid quarterly. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and market discount adjustments.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2021 were as follows:
Federal tax cost of investments	$451,614,971
Gross unrealized appreciation on investments	8,412,934
Gross unrealized depreciation on investments	(1,326,778)
Net unrealized appreciation on investments	$7,086,156

Semi-Annual Report - June 30, 2021

Application of Recent Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued ASU No. 2020-04, “Facilitation of the Effects of Reference Rate Reform on Financial Reporting (Topic 848)” (ASU No. 2020-04). ASU No. 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates scheduled to begin at the end of 2021. The temporary relief provided is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. The Fund is evaluating the impact, if any, of ASU No. 2020-04 on the financial statements.
2.  OFFSETTING ASSETS AND LIABILITIES
The Fund enters into repurchase agreements with several approved counterparties. Certain transactions are effected under agreements which include master netting arrangements which provide for the netting of payment obligations and/or netting in situations of counterparty default. The following table summarizes the Fund's financial investments that are subject to an enforceable master netting arrangement at June 30, 2021.
Investments:	Gross Amount Presented in the Statement of Assets and Liabilities	Financial Investments Available for Offset	Financial Investments Collateral Received(a)	Cash Collateral Pledged (Received)(a)	Net Amount
Repurchase agreements	$20,300,000	$—	$(20,300,000)	$—	$—
(a) Reported collateral within this table is limited to the net outstanding amount due from an individual counterparty. The collateral pledged (received) by the Fund may exceed these reported amounts.

3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds entered into an investment advisory agreement with Great-West Capital Management, LLC (GWCM) (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.23% of the Fund’s average daily net assets. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.25% of the Fund's average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees and certain extraordinary expenses (the "Expense Limit"). The agreement's current term ends on April 30, 2022 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of the Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. At June 30, 2021, the amounts subject to recoupment were as follows:
Expires December 31, 2021	Expires December 31, 2022	Expires December 31, 2023	Expires June 30, 2024	Recoupment of Past Reimbursed Fees by the Adviser
$74,129	$64,029	$69,507	$38,152	$0
Great-West Funds entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of GWCM and subsidiary of GWL&A. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.

Semi-Annual Report - June 30, 2021

Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all fifty-five funds for which they serve as directors was $595,500 for the fiscal period ended June 30, 2021.
4.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 30, 2021, the aggregate cost of purchases and proceeds from sales of investments (including mortgage dollar rolls and TBA transactions, excluding all U.S. Government securities and short-term securities) were $18,478,275 and $20,031,693, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $504,318,602 and $498,509,588, respectively.
5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 30, 2021, the Fund had securities on loan valued at $2,139,609 and received collateral as reported on the Statement of Assets and Liabilities of $2,182,500 for such loan which was invested in Repurchase Agreements collateralized by U.S. Government or U.S. Government Agency securities. The Repurchase Agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At June 30, 2021, the class of securities loaned consisted entirely of U.S. Treasury Bonds and Notes. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
7.  SUBSEQUENT EVENTS
Management has reviewed all events subsequent to June 30, 2021, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued. No subsequent events requiring adjustments or disclosures have occurred.

Semi-Annual Report - June 30, 2021

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form NPORT-EX. Great-West Funds’ Forms NPORT-EX are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Funds' Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the Investment Company Act. The program is designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its cash holdings and access to other funding sources. The Funds’ Board of Directors approved the designation of the Great-West Capital Management, LLC (the “Adviser”) Liquidity Risk Management Committee as the administrator of the liquidity risk management program. The Liquidity Risk Management Committee includes representatives from the Adviser’s Risk, Trading, Investment Valuation, and Regulatory Compliance departments and is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy and effectiveness. The Liquidity Risk Management Committee reassessed each Fund’s liquidity risk profile, considering additional data gathered through May 2021 and the adequacy and effectiveness of the liquidity risk management program’s operations since its inception in December 2018 (the “covered period”) in order to prepare a written report to the Board of Directors for review at its meeting held on June 10, 2021. The report stated that:
(i) the program performed well during the covered period and meets the needs and profile of the Funds,
(ii) the Funds benefit from the stability of their shareholder base,
(iii) the selection of two vendors to supply liquidity measurement products has proven to be extremely helpful,
(iv) no changes were proposed to the program as of the date of the report, and
(v) no Fund approached the internal triggers set by the Liquidity Risk Management Committee or the regulatory percentage limitation (15%) on holdings in illiquid investments.
The report also stated that it continues to be appropriate to not set a “highly liquid investment minimum” for any Funds because the Funds primarily hold “highly liquid investments” and reviewed the changes to the program since inception.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 20, 2021 (the “April Meeting”), unanimously approved the continuation of the investment advisory agreement (the “Advisory Agreement”) between Great-West Capital Management, LLC (“GWCM”) and the Company, on behalf of Great-West U.S. Government Securities Fund (the “Fund”), a series of the Company. (The Fund and the Company’s other series are referred to collectively as the “Great-West Funds.”)

Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation.
On March 30, 2021 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Meeting to evaluate information encompassing a wide variety of topics and furnished by GWCM in connection with the proposed continuation of the Advisory Agreement, and met separately with representatives of Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, and with GWCM to review comparative information on the Fund’s investment performance, fees and expenses. In addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Fee Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, and further discussed such information with GWCM. The Independent Directors also considered additional information provided in response to their requests made following the March Meeting. The Independent Directors further discussed continuation of the Advisory Agreement separately with independent legal counsel at the April Meeting. The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Fund and the other Great-West Funds. Although the Board considered the approval of the Advisory Agreement for the Fund as part of its multi-faceted annual review process of agreements across the Great-West Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of the Advisory Agreement, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Agreement. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for the Great-West Funds, including the services and support provided to each of the Great-West Funds, including the Fund and its shareholders.
In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approval was based on each Director’s business judgment after a comprehensive consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The Independent Directors were assisted throughout the evaluation process by independent legal counsel.
Based upon its review of the Advisory Agreement and the information provided to it, the Board concluded that the Advisory Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Advisory Agreement are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM. Among other things, the Board considered GWCM’s organizational history, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed the qualifications, education, experience, tenure and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund, as well as GWCM’s efforts to attract, retain and motivate capable personnel to serve the Fund. In addition, the Board considered GWCM’s reputation for management of its investment strategies, its investment decision-making process, its disaster recovery procedures, including cybersecurity risk mitigation, its overall financial condition and ability to carry out its obligations to the Fund, its technical resources, operational capabilities and safeguards, and compliance policies and procedures, including for liquidity risk management oversight, as well as GWCM’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. The Board also noted GWCM’s recent and anticipated system and process enhancements, such as the implementation of a new trade order management system and compliance tool, use of an industry leading portfolio and risk analytics program, enhancements to investment applications, and GWCM’s efforts generally to ensure that third-party programs used to service the Fund are monitored effectively and upgraded as needed.

Consideration also was given to the fact that the Board meets with representatives of GWCM each year to discuss portfolio management strategies and performance. Additionally, the quality of GWCM’s communications with the Board, as well as GWCM’s responsiveness to the Board, were taken into account. Also considered was GWCM’s response to market volatility and economic developments and changing circumstances in the mutual fund industry. In this regard, the Board received and considered information furnished by GWCM on the impacts of the coronavirus (COVID-19) outbreak on the firm generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM.
Investment Performance
The Board received and considered information regarding the investment performance of the Fund. The Board reviewed performance information for the Fund’s Investor Class and Institutional Class as compared against its benchmark index, the Bloomberg Barclays U.S. Government/Mortgage Index (the “Index”), and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classifications. This performance data included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2020 with respect to the Investor Class, and, for the Institutional Class, annualized returns for the one-, three- and five-year periods ended December 31, 2020. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the Index and performance universe. In addition, the Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of the Index and to a peer group of funds. The Board also considered that the Fund’s investment objective is to seek the highest level of return consistent with preservation of capital and substantial credit protection.
The Board observed that the annualized returns of the Fund’s Investor Class for the one-, three-, five- and ten-year periods ended December 31, 2020 were in the first, first, third and third quintiles, respectively, of its performance universe (the first quintile being the best performers and the fifth quintile being the worst performers), exceeding the performance universe median for the one-, three- and five-year periods and equaling the performance universe median for the ten-year period. As to the Fund’s Institutional Class, the annualized returns for the one-, three- and five-year periods ended December 31, 2020 were in the first, first and second quintiles, respectively, of its performance universe, exceeding the performance universe median for each period reviewed. The Board also observed that although the Fund’s Investor Class underperformed the Index for each period reviewed, the Fund’s Institutional Class outperformed the Index for the one- and five-year periods ended December 31, 2020.
In assessing the performance data, the Board took into account the information provided by GWCM concerning the portfolio management due diligence and monitoring processes employed for internally-managed core funds, including the Fund. The Board also considered the detailed performance reports provided by GWCM throughout the year, including rolling performance analyses, portfolio statistics and comparative analytics, as well as regular presentations from management regarding fiscal and monetary policy developments, capital market assessments and market outlooks.
The Board determined that it was satisfied with the information provided regarding the Fund’s investment performance and the oversight thereof.
Costs and Profitability
The Board considered the costs of services provided and profits estimated to have been realized by GWCM from its relationship with the Fund. With respect to the costs of services, the Board considered the structure and the level of the investment management fee payable by the Fund and other expenses payable by the Fund. In this regard, the Board noted that, effective May 1, 2017, the structure of the investment management fee payable by the Fund changed to a structure in which GWCM is no longer responsible for paying the Fund’s operating expenses as part of the investment management fee. The Board noted that commensurate with this new fee structure, GWCM’s investment management fee decreased as much as, or more than, the cost of the Fund’s operating expenses as of December 31, 2015, and that the operating expenses of the Fund are paid directly by the Fund effective May 1, 2017, which should allow Fund shareholders to participate in potential economies of scale over time as the Fund’s assets grow and its expense ratio declines due to fixed operating expenses. In addition, the Board noted that GWCM has contractually agreed for a one-year renewable term, through April 30, 2022, to limit the fees and expenses of the Fund to the total expense ratio of the Fund as of December 31, 2015, and that in the future GWCM may increase the expense limit only with the approval of the Board.

In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined by Broadridge, based on Lipper fund classifications. Specifically, the Board considered for each class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratio for all funds in the peer group. As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Fee Consultant assessing expenses in the context of performance.
The Board observed that, as to each class of the Fund, the Contractual Management Fee was the lowest in its respective peer group. The Board also observed that, as to each class of the Fund, the total annual operating expense ratio was lower than its respective peer group median expense ratio, ranking in the second quintile for the Fund’s Investor Class and in the first quintile for the Fund’s Institutional Class (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses). The total annual operating expense ratio for the Fund’s Institutional Class was the lowest of its respective peer group.
The Board also received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that the funds within the Company have higher advisory fees than the separate accounts and other products managed by GWCM because of the increased regulatory and compliance requirements of the funds and the differences in the range of services provided to the funds and to such other clients.
The Board further considered the overall financial soundness of GWCM and the profits estimated to have been realized by GWCM and its affiliates. The Board reviewed the financial statements and profitability information from GWCM.
With respect to GWCM’s profitability information, the Board considered the review undertaken by management in 2020 of the organization’s expense allocation methodology following an internal corporate restructuring and, following such review, GWCM’s determination to adjust the methodology used in determining profitability. In this connection, the Board took into account its discussions with management regarding the methodology as well as the analysis performed by an independent auditor, including the auditor’s conclusion that the methodology was reasonable. The Board also considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from Broadridge comparing pre-tax investment management profitability margins for the latest fiscal year for certain publicly-traded advisers to fund complexes, as compared to GWCM’s estimated complex-level profits. The Board considered that, while GWCM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and the adviser’s assumptions regarding allocations of revenue and expenses.
Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for GWCM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management fees payable by the Fund, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of GWCM and the current level of Fund assets. Although there are no contractual breakpoints in the Fund’s management fee schedule, the Board noted that GWCM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders, competitive management fee rates set at the outset without regard to breakpoints (i.e., pre-assuming future asset growth), and investments in the business intended to enhance services available to shareholders. In this regard, the Board considered the peer group ranking of the Fund’s Contractual Management Fee for each share class which, as noted earlier, was the lowest of its respective peer group.
Based on the information provided, the Board concluded that GWCM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by GWCM from its relationship with the Fund as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Fund by affiliates of GWCM, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower Retirement, LLC (“Empower”) pursuant to a shareholder services agreement effective April 29, 2020. (Great-West Life & Annuity Insurance Company (“GWL&A”), the parent company of Empower and GWCM, previously provided shareholder services pursuant to an agreement dated May 1, 2015.) In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWL&A and/or its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits.
The Board concluded that the Fund’s management fees were reasonable, taking into account any ancillary benefits derived by GWCM.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement continue to be reasonable and that the continuation of the Advisory Agreement is in the best interests of the Fund.

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant’s Form N-CSRs filed on February 27,2020 (File No. 2-75503).
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 18, 2021
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 18, 2021
By:	/s/ Kelly B. New

Kelly B. New
Treasurer
Date:August 18, 2021